Consolidated Statement of Equity and Partners' Capital (USD $) In Thousands		Total		Chipeta Processing Limited Liability Company [Member]		Western Gas Partners [Member]	IPO [Member]	Net Investment by Anadarko [Member]	Net Investment by Anadarko [Member] Chipeta Processing Limited Liability Company [Member]		Net Investment by Anadarko [Member] IPO [Member]	Common Units [Member]	Common Units [Member] IPO [Member]	Noncontrolling Interest [Member]	Noncontrolling Interest [Member] Chipeta Processing Limited Liability Company [Member]		Noncontrolling Interest [Member] Western Gas Partners [Member]
Balance at Dec. 31, 2010		$ 1,233,942						$ 421,121						$ 812,821
Net income		180,215	[1]					94,158						86,057
Dividend Payable - Anadarko	[2]	(30,101)						(30,101)
Conversion of subordinated units/net investment	[3]							160,407						(160,407)
WES equity transactions, net	[4]	286,912						31,623						255,289
Contributions received from Chipeta noncontrolling interest owners (including Anadarko)		33,637												33,637
Distributions to noncontrolling interest owners				(17,478)		(72,079)									(17,478)		(72,079)
Acquisitions from affiliates		(25,000)						(25,000)
Contributions of equity-based compensation to WES by Anadarko	[5]	9,666						9,689						(23)
Net pre-acquisition contributions from (distributions to) Anadarko		(61,549)						(61,549)
Elimination of net deferred tax liabilities		22,072						22,072
Other		(309)						(573)						264
Balance at Dec. 31, 2011	[1]	1,559,928						621,847				0		938,081
Net income		120,557	[1]					58,567				2,809		59,181
Issuance of common units, net of offering expenses		409,903										409,903
Dividend Payable - Anadarko	[2]	(158,791)						(158,791)
Conversion of subordinated units/net investment											(673,451)		673,451
WES equity transactions, net	[4]	211,932						52,875				(173,787)		332,844
Contributions received from Chipeta noncontrolling interest owners (including Anadarko)		29,108												29,108
Distributions to noncontrolling interest owners				(17,303)		(99,570)									(17,303)		(99,570)
Acquisitions from affiliates		(458,764)		(121,104)	[6]			(458,764)	(43,909)	[6]					(77,195)	[6]
Contributions of equity-based compensation to WES by Anadarko	[5]	87,057						86,673						384
Net pre-acquisition contributions from (distributions to) Anadarko		363,977						363,977
Net distributions of other assets to Anadarko		(15,296)	[1]					(15,275)						(21)
Elimination of net deferred tax liabilities		106,504					373,353	106,504			373,353
Other		2,528						(6)						2,534
Balance at Dec. 31, 2012	[1]	2,394,019						313,600				912,376		1,168,043
Net income		281,878	[1]					4,177				155,528		122,173
WES equity transactions, net	[4]	724,811										187,016		537,795
Contributions received from Chipeta noncontrolling interest owners (including Anadarko)		2,247												2,247
Distributions to noncontrolling interest owners				(13,127)		(130,706)									(13,127)		(130,706)
Distributions to unitholders		(137,000)										(137,000)
Acquisitions from affiliates		(465,500)						(255,635)				(209,865)
Contributions of equity-based compensation to WES by Anadarko	[5]	2,932										2,846		86
Net pre-acquisition contributions from (distributions to) Anadarko	[7]	203,420						203,420
Net distributions of other assets to Anadarko		(5,855)	[1]									(5,855)
Elimination of net deferred tax liabilities		46,530						46,530
Other		381						0				36		345
Balance at Dec. 31, 2013	[1]	$ 2,904,030						$ 312,092				$ 905,082		$ 1,686,856

[1]	Financial information has been recast to include the financial position and results attributable to the TEFR Interests. See Note 1 and Note 2.
[2]	Associated with the Incentive Plan. See Note 6.
[3]	Includes $93.6 million of tax associated with WES equity transactions that occurred prior to the one-for-one conversion of WES subordinated units to common units in August 2011.
[4]	Includes the impact of WES’s public equity offerings and units issued in connection with acquisitions of assets from Anadarko as described in Note 2. Partners’ capital and noncontrolling interest include $18.4 million and $23.0 million, respectively, of tax associated with WES equity transactions for the year ended December 31, 2011. The $120.9 million decrease to partners’ capital, together with net income attributable to Western Gas Equity Partners, LP, totaled $(59.5) million for the year ended December 31, 2012. The $187.0 million increase to partners’ capital, together with net income attributable to Western Gas Equity Partners, LP totaled $346.7 million for the year ended December 31, 2013.
[5]	Associated with the Anadarko Incentive Plans for the years ended December 31, 2011 and 2013, and associated with the Anadarko Incentive Plans and the Incentive Plan for the year ended December 31, 2012, as defined and described in Note 1 and Note 6.
[6]	See Note 2 for a description of WES’s acquisition of Anadarko’s then-remaining 24% membership interest in Chipeta in August 2012. The $43.9 million decrease to partners’ capital resulting from the August 2012 Chipeta acquisition, together with net income attributable to Western Gas Equity Partners, LP, totaled $17.5 million for the year ended December 31, 2012.
[7]	Includes deferred taxes on capitalized interest of $5.5 million associated with the acquisition of the TEFR Interests for the year ended December 31, 2013.